Short-term Debt [Text Block] (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Short-term Debt [Table Text Block]

(Dollar amounts in thousands)	2015	2014
Balance at year-end	$35,825	$14,808
Average balance outstanding	11,768	8,379
Maximum month-end balance	35,825	19,970
Weighted-average rate at year-end	1.37%	0.98%
Weighted-average rate during the year	1.65%	1.77%

Schedule of Repurchase Agreements [Table Text Block]

	Repurchase Agreements (Sweep) Accounted for as Secured Borrowings (in thousands) Overnight and Continuous
	December 31, 2015	December 31, 2014
Repurchase agreements:
U.S. Government agency securities	$1,052	$1,090
Mortgage-backed securities in government-sponsored entities	1,877	2,091

	$2,929	$3,181